Supplement to the Current Prospectus
--------------------------------------------------------------------------------
Delaware Pooled Trust, Inc.                                    December 23, 1998

The following supplements the information in the section of the Prospectus entitled Performance Information.

Comparative Performance
------------------------------------------------------------------------------

The Emerging Markets Portfolio of Delaware Pooled Trust, Inc. ("The Emerging Markets Portfolio of DPT") commenced operations on April 14, 1997. Delaware International Advisers Ltd. ("Delaware International"), the investment adviser to The Emerging Markets Portfolio of DPT, also serves as investment manager to Delaware Investments' Emerging Markets Fund (the "G&I Emerging Markets Fund"), which is an investment series of Delaware Group Global & International Funds, Inc. Shares of the G&I Emerging Markets Fund were initially offered to the public on June 10, 1996. Except as set forth below, The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund are managed with substantially similar investment objectives, policies and strategies.

The Emerging Markets Portfolio of DPT has achieved the performance set forth below for the one-year period ended September 30, 1998, and for the period from the commencement of its operations on April 14, 1997 through September 30, 1998. The Institutional Class of the G&I Emerging Markets Fund has achieved the performance set forth below the one-year period and two-year period ended September 30, 1998, for the period from April 14, 1997 through September 30, 1998, and for the period from the commencement of operations on June 10, 1996 through September 30, 1998. Performance information for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index, has also been provided.



   The Emerging Markets                        G&I Emerging                           MSCI Emerging
   Portfolio of DP (1), (2)                Markets Fund (1), (3)                 Markets Free Index (1), (4)
------------------------------------------------------------------------------------------------------------
One Year           (47.57%)             One Year           (50.78%)             One Year           (47.80%)
4/14/97-9/30/98    (32.28%)             4/14/97-9/30/98    (33.92%)             4/30/97-9/30/98    (37.41%)
                                        Two Year           (21.52%)             Two Year           (25.42%)
                                        Lifetime           (18.67%)             6/30/96-9/30/98    (24.20%)

1. Return and share value fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.
2. The performance presented is the average annual total return for the one-year period ended September 30, 1998, and for the lifetime period from the commencement of operations on April 14, 1997 through September 30, 1998 for The Emerging Markets Portfolio of DPT. During the period presented, Delaware International voluntarily waived its investment management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.55%. In the absence of such waiver, performance would have been reduced.
3. The performance presented is the average annual total return for the one-year period and two-year period ended September 30, 1998, for the period from April 14, 1997 through September 30, 1998, and for the lifetime period from the commencement of operations on June 10, 1996 through September 30, 1998 for the G&I Emerging Markets Fund Institutional Class, which is available only to certain eligible investors. The G&I Emerging Markets Fund also offers an A Class, B Class and C Class. The performance of the A Class, B Class, and C Class varies from the performance of the Institutional Class due to varying expenses. During the period presented, Delaware International voluntarily waived its investment management fee and/or paid fund expenses to the extent necessary to limit total fund operating expenses to no more than 1.70%. In the absence of such waiver, performance would have been reduced.
4. The performance presented is the average annual total return for the one-year period and two-year period ended September 30, 1998, for the period from April 14, 1997 through September 30, 1998, and for the period from June 30, 1996 through September 30, 1998 for the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging market stocks. Performance of the index has not been adjusted to reflect fees or expenses.

Supplement to the Current Prospectus
-------------------------------------------------------------------------------
Delaware Pooled Trust, Inc.                     December 23, 1998

The performance of the G&I Emerging Markets Fund has been presented to provide investors with additional information on which to base their investment decision. Emerging markets investment performance can be volatile and should be evaluated over a multi-year period. The performance of the G&I Emerging Markets Fund is not the performance of The Emerging Markets Portfolio of DPT and should not be considered as a substitute for the performance of The Emerging Markets Portfolio of DPT. The performance of the G&I Emerging Markets Fund should not be considered indicative of the past or future performance of The Emerging Markets Portfolio of DPT.


The charts on the following pages contain certain additional performance information. For a description of the differences between The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund, see Differences Between Funds.


Differences Between Funds
-------------------------------------------------------------------------------

The investment objective of The Emerging Markets Portfolio of DPT is identical to the investment objective of the G&I Emerging Markets Fund and the two funds invest in substantially similar securities. Investment strategies for the two funds will be substantially similar; however, because of the nature of investors in The Emerging Markets Portfolio of DPT, cash flows tend to be substantial and irregular, while cash flows in the G&I Emerging Markets Fund tend to be more regular and in smaller amounts. The differences in cash flows may affect the timing of investment decisions, the relative speed with which such decisions may be implemented, the investments held by each Fund from time to time, and, consequently, performance. In addition, investments may be made for each fund during varying market conditions.

Shares of each of The Emerging Markets Portfolio of DPT and the G&I Emerging Markets Fund Institutional Class may be purchased and sold without the imposition of a sales charge; however, investors in The Emerging Markets Portfolio of DPT are subject to a purchase reimbursement fee and a redemption reimbursement fee equal in each case to 0.75% (as a percentage of the dollar amount purchased or redeemed). The reimbursement fees, which are paid directly to The Emerging Markets Portfolio of DPT, are designed to reflect an approximation of the brokerage and related transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which The Emerging Markets Portfolio of DPT and its existing shareholders would have to bear such costs. The G&I Emerging Markets Fund does not assess reimbursement fees; therefore, all transaction costs associated with purchases and redemptions are borne by the G&I Emerging Markets Fund.


After giving effect to voluntary expense limitations described in each fund's prospectus, the total operating expenses of The Emerging Markets Portfolio of DPT during the current fiscal year are not expected to exceed 1.55% of the average net assets of the Portfolio, compared to 1.70% for the Institutional Class of the G&I Emerging Markets Fund. A component of the total operating expenses is the investment management fee payable to Delaware International, which is currently subject to a limit of 1.00% for The Emerging Markets Portfolio of DPT compared to a maximum fee of 1.25% for the G&I Emerging Markets Fund.

Growth of $10,000 Investment
-------------------------------------------------------------------------------
Distributions Reinvested                     June 10, 1996 - September 30, 1998


                             G & I Emerging             Lipper Emerging               MSCI Emerging Markets
                             Markets Fund (1)         Markets Fund Average (2)             Free Index (3)
                             ----------------         ------------------------        ---------------------
----------------------------------------------------------------------------------------------------------
6/96                             10,000                        10,000                     10,000
7/96                              9,582                         9,418                      9,317
8/96                             10,000                         9,681                      9,556
9/96                             10,030                         9,750                      9,639
10/96                             9,850                         9,496                      9,381
11/96                             9,940                         9,708                      9,539
12/96                            10,101                         9,877                      9,582
1/97                             11,066                        10,620                     10,235
2/97                             11,538                        10,991                     10,673
3/97                             11,327                        10,738                     10,393
4/97                             11,628                        10,770                     10,411
5/97                             12,100                        11,207                     10,709
6/97                             12,844                        11,783                     11,282
7/97                             12,995                        12,111                     11,450
8/97                             12,020                        10,918                      9,994
9/97                             12,553                        11,350                     10,271
10/97                            10,744                         9,561                      8,585
11/97                            10,301                         9,206                      8,272
12/97                            10,259                         9,309                      8,471
1/98                              9,462                         8,629                      7,807
2/98                             10,775                         9,413                      8,622
3/98                             10,980                         9,772                      8,996
4/98                             10,991                         9,836                      8,898
5/98                              9,548                         8,581                      7,679
6/98                              8,127                         7,800                      6,873
7/98                              8,277                         8,060                      7,091
8/98                              5,834                         5,798                      5,041
9/98                              6,178                         6,011                      5,361


Chart assumes $10,000 invested on June 10, 1996 and includes the effect of the reinvestment of all dividends and capital gains.

1. Performance of Delaware Group Global & International Funds, Inc. Emerging Markets Fund (the "G & I Emerging Markets Fund") Institutional Class, net of management fees and expenses. Past performance may not be indicative of future results.
2. Performance of the Lipper Emerging Markets Equity Fund Universe consisting of between 55 and 85 funds during the measurement period. Multiple share classes are combined and regional or country funds are excluded.
3. Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. The performance of the Index has not been adjusted to reflect management fees or other expenses.

Monthly Results
-------------------------------------------------------------------------------
G & I Emerging Markets Fund                  June 30, 1996 - September 30, 1998





                          Delaware Pooled
                           Trust, Inc.
                          - The Emerging             G & I Emerging               MSCI Emerging             G & I Emerging Markets
                         Markets Portfolio            Markets Fund             Markets Free Index            Fund Relative Return*
                         -----------------            ------------             ------------------            ---------------------
                                                                     percent
----------------------------------------------------------------------------------------------------------------------------------
7/96                                                      -4.2                        -6.8                           2.8
8/96                                                       4.4                         2.6                           1.8
9/96                                                       0.3                         0.9                          -0.6
10/96                                                     -1.8                        -2.7                           0.9
11/96                                                      0.9                         1.7                          -0.8
12/96                                                      1.6                         0.5                           1.2
1/97                                                       9.6                         6.8                           2.6
2/97                                                       4.3                         4.3                           0.0
3/97                                                      -1.8                        -2.6                           0.8
4/97                                                       2.7                         0.2                           2.5
5/97                            4.6                        4.1                         2.9                           1.2
6/97                            5.9                        6.2                         5.4                           0.8
7/97                            0.4                        1.2                         1.5                          -0.3
8/97                           -8.4                       -7.5                       -12.7                           6.0
9/97                            4.9                        4.4                         2.8                           1.6
10/97                         -14.7                      -14.4                       -16.4                           2.4
11/97                          -2.7                       -4.1                        -3.7                          -0.5
12/97                           0.5                       -0.4                         2.4                          -2.8
1/98                           -5.4                       -7.8                        -7.8                           0.1
2/98                           11.2                       13.9                        10.4                           3.1
3/98                            1.8                        1.9                         4.3                          -2.3
4/98                            0.3                        0.1                        -1.1                           1.2
5/98                          -12.3                      -13.1                       -13.7                           0.7
6/98                          -14.0                      -14.9                       -10.5                          -4.9
7/98                            2.1                        1.9                         3.2                          -1.3
8/98                          -27.5                      -29.5                       -28.9                          -0.9
9/98                            4.9                        5.9                         6.3                          -0.4



* G & I Emerging Markets Fund Relative Return is the geometric difference between the monthly performance of the Delaware Group Global & International Funds, Inc. Emerging Markets Fund (the "G & I Emerging Markets Fund") Institutional Class, net of management fees and expenses, and the Morgan Stanley Capital International Emerging Markets Free Index, an unmanaged index of emerging markets stocks. For example, (1.044 / 1.026) - 1 = 1.8%. Performance of the Index has not been adjusted to reflect management fees or other expenses. Past performance may not be indicative of future results.

Defensive Characteristics(1)
-------------------------------------------------------------------------------
June 30, 1996 - September 30, 1998


                             G & I Emerging             MSCI Emerging             US Consumer
                             Markets Fund(2)         Markets Free Index(3)        Price Index(4)    Number of Months
                             ---------------         ---------------------       ---------------    ----------------
                                                                  percent

Bull Market Performance          83.1                      72.5                                             16
Bear Market Performance         -66.3                     -68.9                                             11
Total Performance
  (Annualized)(5)               -19.3                     -24.2                         1.9                 27




1. A Bull Market month is defined as one in which the MSCI EMF Index showed a positive US dollar return, and a Bear Market month as one in which the MSCI EMF Index showed a negative US dollar return. Bull Market Performance and Bear Market Performance have not been annualized. Past performance may not be indicative of future results.
2. Compound total return of Delaware Group Global & International Funds, Inc. Emerging Markets Fund (the "G & I Emerging Markets Fund") Institutional Class, net of management fees and expenses.
3. Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index of emerging markets stocks. The compound total return of the Index has not been adjusted to reflect management fees or other expenses.
4. Source: United States Bureau of Labor Statistics. Data is for Consumer Price Index - All Urban Consumers.
5. Total performance is calculated as the compound product of the Bull Market period and the Bear Market period. For example, the G & I Emerging Markets Fund performance is calculated as follows: (1 + 0.831) x (1 - 0.663) = (1 - 0.383) or (19.3%) annualized.

Comparative Annualized Performance
Against Competitors(1)
-------------------------------------------------------------------------------
June 30, 1996 - September 30, 1998





Maximum                                 -5.3%
25th Percentile                        -18.6%
G&I Emerging Markets Fund(2)           -19.3%
Median                                 -21.0%
75th Percentile                        -23.4%
MSCI Emerging Markets Free Index(3)    -24.2%
Minimum                                -36.4%


1. Percentile, Maximum, Median and Minimum data are from Lipper Emerging Markets Equity Fund Universe, consisting of 57 funds during the measurement period. Multiple share classes are combined and regional or country funds are excluded.
2. Performance represents the compound total return of the Delaware Group Global & International Funds, Inc. Emerging Markets Fund (the "G & I Emerging Markets Fund") Institutional Class for the period June 30, 1996 to September 30, 1998 and is net of management fees and fund expenses. The average annual total return for the lifetime period from the commencement of operations on June 10, 1996 through September 30, 1998 is -18.67% and for the one-year period ended September 30, 1998 is -50.78%, and two-year period ended September 30, 1998 is -21.52%. Past performance may not be indicative of future results.
3. Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index of emerging markets stocks. Performance represents the compound total return of the Index and has not been adjusted to reflect management fees or other expenses.